Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangible assets, Gross carrying amount	$ 226	$ 241
Total amortizable intangible assets, Accumulated amortization	(173)	(171)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangible assets, Gross carrying amount	176	186
Total amortizable intangible assets, Accumulated amortization	(158)	(156)
Patent and Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangible assets, Gross carrying amount	25	25
Total amortizable intangible assets, Accumulated amortization	(5)	(5)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortizable intangible assets, Gross carrying amount	25	30
Total amortizable intangible assets, Accumulated amortization	$ (10)	$ (10)